Contractual Commitments and Contingencies - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital commitments
Acquisition of tangible assets contracted for	$ 161	$ 99	$ 87
Acquisition of tangible assets not contracted for	426	792	113
Capital commitments	587	891	200
Purchase obligations	1,085	963	698
Discontinued operations
Capital commitments
Capital commitments	59	90	54
Purchase obligations	8	25	54
Within one year
Capital commitments
Purchase obligations	506	305	274
Thereafter
Capital commitments
Purchase obligations	579	658	424
Joint ventures
Capital commitments
Capital commitments	2	91	21
Project capital
Capital commitments
Capital commitments	450	754	104
Project capital | Within one year
Capital commitments
Capital commitments	288	446	104
Project capital | Thereafter
Capital commitments
Capital commitments	162	308	0
Stay-in-business capital
Capital commitments
Capital commitments	137	137	96
Stay-in-business capital | Within one year
Capital commitments
Capital commitments	117	125	84
Stay-in-business capital | Thereafter
Capital commitments
Capital commitments	$ 20	$ 12	$ 12